INTANGIBLE ASSETS - Impairment Calculation Assumptions for Goodwill (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) oz	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of information for cash-generating units [line items]
Value in use	$ 538	$ 363	$ 750
Goodwill	126	116	116
Cash-generating units
Disclosure of information for cash-generating units [line items]
Goodwill	126	116	116
Sunrise Dam
Disclosure of information for cash-generating units [line items]
Carrying Value	229
Value in use	538
Amount by which unit's recoverable amount exceeds its carrying amount	309
Goodwill	$ 118	$ 108	$ 108
Decrease of the long-term real gold price that would cause the recoverable amount of CGU to equal the carrying amount (in USD per ounce) | oz	1,450
Decrease of the long-term real gold price that would cause the recoverable amount of CGU to equal the carrying amount (in percent)	8.00%
Real pre-tax discount rates applied in impairment calculations on CGUs for which the carrying amount of goodwill is significant (in percent)	8.70%	10.80%	8.30%
Serra Grande
Disclosure of information for cash-generating units [line items]
Goodwill	$ 8	$ 8	$ 8